UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund:  BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 138.7%

Alabama — 1.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$2,330	$2,362,084
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	607,257

		2,969,341

Arizona — 0.9%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,410	1,638,053

California — 18.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,730	1,846,810
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	800	872,656
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 08/01/19(a)	1,325	1,351,672
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,085	1,232,506
2nd, 5.25%, 05/01/33	850	949,297
5.00%, 05/01/44	1,090	1,192,743
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	2,400	2,558,232
5.75%, 03/01/34	2,180	2,325,559
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	1,605	1,674,400
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,903,800
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,420	1,646,504
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	1,000	1,054,810
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,335	1,466,845

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	$3,170	$3,646,768
5.25%, 05/15/38	900	1,005,273
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,714,410
5.50%, 11/01/31	2,465	2,810,198
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	725	813,008
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	540	626,551

		31,692,042

Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,133,380
5.50%, 11/15/30	340	383,227
5.50%, 11/15/31	405	455,520
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,900	1,923,180

		3,895,307

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	985	1,077,570
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	590	647,655

		1,725,225

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	820	884,649

Florida — 18.2%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,094,043
City of Jacksonville Florida, RB, 5.00%, 10/01/38	560	630,269
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,105,204

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$1,735	$1,963,291
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,602,435
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	90	90,638
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,135,419
Series A, 6.00%, 10/01/38	1,000	1,143,970
Series B, AMT, 6.25%, 10/01/38	460	528,402
Series B, AMT, 6.00%, 10/01/42	615	700,651
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,132,870
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,465	3,782,255
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	4,645	4,733,348
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,040	1,172,444
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	3,995	4,358,745

		31,173,984

Hawaii — 1.5%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,648,890
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	425	474,938
5.25%, 08/01/26	460	511,566

		2,635,394

Illinois — 13.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,076,890
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	960	1,033,248

Security	Par (000)	Value

Illinois (continued)
3rd Lien, Series A, 5.75%, 01/01/39	$185	$196,167
3rd Lien, Series C, 6.50%, 01/01/21(a)	5,225	5,695,929
Senior Lien, Series D, AMT, 5.00%, 01/01/42	430	465,557
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,056,570
5.25%, 12/01/40	1,790	1,881,361
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,144,669
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,303,037
5.25%, 12/01/43	1,505	1,550,075
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	555	614,474
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	1,405	1,523,484
6.00%, 06/01/21	400	438,268
State of Illinois, GO:
5.25%, 02/01/31	875	916,790
5.25%, 02/01/32	1,355	1,415,365
5.50%, 07/01/33	2,000	2,110,140
5.50%, 07/01/38	425	443,530

		23,865,554

Indiana — 2.2%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,236,223

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$565	$596,973

		3,833,196

Iowa — 0.7%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,100	1,132,769

Louisiana — 1.7%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,687,425
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,215	1,225,255

		2,912,680

Maryland — 5.9%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,568,810
Maryland Stadium Authority, RB, Construction and Revitalization Program:
5.00%, 05/01/47	4,895	5,490,771
5.00%, 05/01/34	2,700	3,130,542

		10,190,123

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	245	262,491
Emerson College Issue, Series A, 5.25%, 01/01/42	545	595,025
UMass Darthmouth Student Housing Project, 5.00%, 10/01/43	1,325	1,409,455
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	595	646,170

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$485	$488,143

		3,401,284

Michigan — 0.3%
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	520	564,392

Minnesota — 0.3%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	575	577,513

Mississippi — 3.6%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,072,895
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,150,090
State of Mississippi, RB, Series A:
5.00%, 10/15/37	330	375,629
4.00%, 10/15/38	1,650	1,671,137

		6,269,751

Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	230	220,828
3.50%, 12/01/42	100	94,421
3.60%, 12/01/47	155	146,986

		462,235

Nevada — 5.0%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	650	687,577
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	1,410	1,446,505
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	1,205	1,402,921
5.00%, 06/01/37	3,000	3,476,850

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	$1,500	$1,522,230

		8,536,083

New Jersey — 10.9%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	3,000	3,222,150
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	790	857,458
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,607,125
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	2,100	2,130,807
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	1,435	1,449,737
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,740	1,877,460
Transportation System, Series AA, 5.50%, 06/15/39	1,890	2,003,948
Transportation System, Series B, 5.25%, 06/15/36	1,000	1,042,330
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	1,600	1,744,272
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,390	1,469,675
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	305	303,719

		18,708,681

New York — 5.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	1,305	1,386,145

Security	Par (000)	Value

New York (continued)
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	$3,410	$3,451,875
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,555	1,682,432
5.75%, 02/15/47	955	1,025,708
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,120,740
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	552,992

		10,219,892

Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,000	2,226,680

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	955	890,079

Oregon — 0.4%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	600	674,814

Pennsylvania — 6.6%
Altoona Area School District, GO, 5.00%, 12/01/36	110	123,627
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	865	978,038
5.00%, 03/01/43	590	663,656
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A, 5.00%, 09/01/48	980	1,078,588
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,455,971
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	1,000	981,290
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,250	1,384,237

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	$1,170	$1,290,920
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/48	1,900	2,203,221
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,000	1,105,550

		11,265,098

South Carolina — 5.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,463,531
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,000	1,112,970
6.00%, 07/01/38	1,695	1,928,978
5.50%, 07/01/41	1,000	1,110,340
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	800	872,224
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,095	1,189,706
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,066,520

		9,744,269

Tennessee — 1.6%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,730,025

Texas — 12.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,360	1,511,259
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	1,175	1,351,802
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	3,790	3,836,011
6.00%, 05/15/19	210	212,581
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,500	1,699,065
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,083,215
Series H, 5.00%, 11/01/37	2,200	2,323,200
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,401,374

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	$3,150	$3,443,611
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,060	1,185,059
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	620	689,601

		20,736,778

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,653,280

Virginia — 1.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	570	615,047
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	2,330	2,494,848

		3,109,895

Washington — 9.4%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,375	1,471,030
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	1,450	1,619,882
Series A, 5.00%, 05/01/43	385	423,989
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,161,970
5.00%, 07/01/37	3,910	4,522,501
5.00%, 07/01/38	650	747,806
State of Washington, GO:
Series C, 5.00%, 02/01/36	4,300	5,002,835

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Various Purposes, Series B, 5.25%, 02/01/21(a)	$1,075	$1,150,078

		16,100,091

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,205	1,355,143

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	330	366,577

Total Municipal Bonds — 138.7% (Cost — $228,472,635)		238,140,877

Municipal Bonds Transferred to Tender Option Bond Trusts(b)

California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	4,500	5,049,263

Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(c)	1,901	2,171,836

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	1,944,573

Illinois — 0.3%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	480	480,231

Maryland — 1.0%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,499	1,676,337

Security	Par (000)	Value

Michigan — 2.0%
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$3,020	$3,417,009

Nevada — 2.2%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	3,749	3,808,166

New Jersey — 1.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,801	1,806,824

New York — 4.6%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	4,917,611
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(c)	2,660	2,910,557

		7,828,168

Pennsylvania — 4.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(c)	3,650	3,775,268
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(c)	2,596	2,677,645
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,320,251

		7,773,164

Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,022,556

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(c)	$2,320	$2,617,215

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.1% (Cost — $38,609,079)		39,595,342

Value

Total Investments — 161.8% (Cost — $267,081,714)	$277,736,219

Other Assets Less Liabilities — 1.5%	2,509,430

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.6)%	(21,634,487)

VMTP Shares, at Liquidation Value, — (50.7)%	(87,000,000)

Net Assets Applicable to Common Shares — 100.0%	$171,611,162

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(c)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between November 15, 2019 to November 01, 2026 is $7,322,892.

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 4/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,822,221	(2,822,221)	—	$—	$34,130	$2,844	$—

(a)	Includes net capital gain distributions, if applicable.

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	38	03/20/19	$4,654	$(104,444)
Long U.S. Treasury Bond	70	03/20/19	10,268	(450,122)
5-Year U.S. Treasury Note	23	03/29/19	2,642	(46,475)

				$(601,041)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$277,736,219	$—	$277,736,219

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(601,041)	$—	$—	$(601,041)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(21,554,640)	$—	$(21,554,640)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(108,554,640)	$—	$(108,554,640)

During the period ended January 31, 2019, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 22, 2019